As filed with the Securities and Exchange Commission on April 18, 2012

Registration No. 2-83909

811-03741

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes)

PUTNAM NEW YORK TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 30, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM NEW YORK TAX EXEMPT INCOME FUND

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

JOHN W. GERSTMAYR, Esquire

ROPES & GRAY LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 18th day of April, 2012.

PUTNAM NEW YORK TAX EXEMPT INCOME FUND

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Treasurer,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam New York Tax Exempt Income Fund has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter***	Chair, Board of Trustees

Robert L. Reynolds***	President and Trustee

Jonathan S. Horwitz***	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar***	Vice President and Principal Financial Officer

Janet C. Smith***	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury****	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis***	Trustee

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Robert J. Darretta***	Trustee

John A. Hill***	Trustee

Paul L. Joskow***	Trustee

Elizabeth T. Kennan*	Trustee

Kenneth R. Leibler***	Trustee

Robert E. Patterson***	Trustee

George Putnam, III***	Trustee

W. Thomas Stephens***	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact
April 18, 2012

*	Signed pursuant to power of attorney filed in Post- Effective Amendment No. 35 to the Registrant’s Registration Statement on March 29, 2012.
**	Signed pursuant to power of attorney filed in Post- Effective Amendment No. 33 to the Registrant’s Registration Statement on March 29, 2011.
***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on March 29, 2010.
****	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on March 26, 2009.

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Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

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